Net Loss Per Common Share (Details Narrative) - shares	9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount			7,056,721	205,667
Warrants and Options
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	333,573	0
Green Energy Bonds and Notes
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	20,798,618	7,576,778